Basis of Accounting - Disclosure of changes in accounting policy (Details) - GBP (£) £ in Thousands	3 Months Ended
	Apr. 30, 2019	Apr. 30, 2018		Jan. 31, 2019		Jan. 31, 2018
Non-current assets
Property, plant and equipment	£ 1,391			£ 1,540	[1]	£ 2,067	[1]
Current assets
Trade and other receivables	9,458			13,491	[1]	11,087	[1]
Non-current liabilities
Lease liabilities	(567)			(647)	[1]	(962)	[1]
Current liabilities
Trade and other payables	(6,757)			(8,733)	[1]	(8,825)	[1]
Lease liabilities	(358)			(358)	[1]	(324)	[1]
Equity
Accumulated losses reserve	(79,856)			(76,097)	[1]	(93,925)	[1]
Operating expenses
Research and development	(8,273)	£ (11,590)	[2]
General and administration	(1,655)	(2,328)	[2]
Operating loss	(4,808)	(6,589)	[2]
Finance costs	(61)	(200)	[2]
Loss for the period	(4,025)	(5,842)	[2]
Statement of Cash Flows
Loss before income tax	(4,867)	(6,788)	[2],[3]
Adjusted for:
Finance costs	61	200	[3]
Depreciation	143	160	[3]
Increase in trade and other receivables	4,047	(1,426)	[3]
Increase in trade and other payables	(2,021)	3,007	[3]
Financing activities
Repayment of lease liabilities	£ (89)	(84)	[3]
Previously stated
Non-current assets
Property, plant and equipment				616		809
Current assets
Trade and other receivables				13,547		11,134
Non-current liabilities
Lease liabilities				0		0
Current liabilities
Trade and other payables				(8,865)		(8,932)
Lease liabilities				0		0
Equity
Accumulated losses reserve				(76,092)		(93,957)
Operating expenses
Research and development		(11,254)
General and administration		(2,669)
Operating loss		(6,594)
Finance costs		(188)
Loss for the period		(5,835)
Statement of Cash Flows
Loss before income tax		(6,781)
Adjusted for:
Finance costs		188
Depreciation		77
Increase in trade and other receivables		(1,434)
Increase in trade and other payables		3,019
Financing activities
Repayment of lease liabilities		0
Adjusted
Non-current assets
Property, plant and equipment				924		1,258
Current assets
Trade and other receivables				(56)		(47)
Non-current liabilities
Lease liabilities				(647)		(962)
Current liabilities
Trade and other payables				132		107
Lease liabilities				(358)		(324)
Equity
Accumulated losses reserve				£ (5)		£ 32
Operating expenses
Research and development		(336)
General and administration		341
Operating loss		5
Finance costs		(12)
Loss for the period		(7)
Statement of Cash Flows
Loss before income tax		(7)
Adjusted for:
Finance costs		12
Depreciation		83
Increase in trade and other receivables		8
Increase in trade and other payables		(12)
Financing activities
Repayment of lease liabilities		(84)
Impact on net cash flows		£ 0

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’